CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (368,815)	$ 387,660
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	19,301	17,943
Amortization	12,828	4,771
Provision for (recovery of) credit losses	128,917	(210,256)
Provision for impairment losses	1,994	3,830
Deferred tax (benefits) provision	(39,494)	41,685
Non-cash operating lease expense	19,583	19,649
Changes in operating assets and liabilities:
Accounts receivable	26,495	48,539
Contract fulfilment costs	2,367,999	(541,384)
Inventories	(370,906)	(148,925)
Contract assets	(1,625,078)	1,092,396
Other receivables	45,139	65,261
Advance to suppliers	36,504	(378,516)
Operating lease liabilities	(21,575)	(19,982)
Accounts payable	45,437	(1,048,439)
Contract liabilities	(420,121)	961,189
Other payables and accrued liabilities	167,375	204,484
Taxes payable	(96,165)	(52,752)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(70,582)	447,153
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(509,860)
Purchases of a software		(80,999)
NET CASH (USED IN) INVESTING ACTIVITIES	(509,860)	(80,999)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred IPO costs	(18,600)
Repayments of shareholder loans		(32,057)
Proceeds from shareholder loans	351,941
Proceeds from bank loans and third-party loans	2,086,906	2,044,710
Repayments of bank loans and third-party loans	(980,528)	(2,072,088)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,439,719	(59,435)
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH AND RESTRICTED CASH	(41,184)	3,758
NET INCREASE IN CASH AND RESTRICTED CASH	818,093	310,477
CASH AND RESTRICTED CASH, BEGINNING OF THE PERIOD	1,157,314	414,619
CASH AND RESTRICTED CASH, END OF THE PERIOD	1,975,407	725,096
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	112,160
Cash paid for interests	57,566	67,109
SUPPLEMENTAL NON-CASH FINANCING INFORMATION:
Capital contributed by shareholders*		89,738
Deferred costs related to initial public offering*		(89,738)
Cash	1,780,760	16,482
Restricted cash	194,647	708,614
Total cash and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 1,975,407	$ 725,096